Reserves for Future Policy Benefits and Separate Account Liabilities - Changes in Reserve for Future Policy Benefits (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Movement in Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Gross [Roll Forward]
Liability, beginning balance	$ 21,122	$ 18,625	$ 18,465
Incurred	1,135	450	1,094
Paid	(559)	(387)	(934)
Liability, ending balance	21,698	18,688	18,625
Reinsurance recoverable asset, beginning balance	10,000	9,139	8,803
Incurred	5,237	330	705
Paid	(198)	(196)	(369)
Reinsurance recoverable asset, ending balance	15,039	9,273	9,139
GMDB
Movement in Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Gross [Roll Forward]
Liability, beginning balance		460	450
Incurred		54	101
Paid		(50)	(91)
Liability, ending balance		464	460
Reinsurance recoverable asset, beginning balance		254	269
Incurred		35	57
Paid		(41)	(72)
Reinsurance recoverable asset, ending balance		248	254
GMDB | Variable Annuity
Movement in Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Gross [Roll Forward]
Liability, beginning balance	346
Incurred	38
Paid	(44)
Liability, ending balance	340
Reinsurance recoverable asset, beginning balance	184
Incurred	152
Paid	(37)
Reinsurance recoverable asset, ending balance	299
Guaranteed Minimum Income Benefit
Movement in Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Gross [Roll Forward]
Liability, beginning balance	0
Incurred	604
Paid	0
Liability, ending balance	604
Reinsurance recoverable asset, beginning balance	0
Incurred	0
Paid	0
Reinsurance recoverable asset, ending balance	0
Secondary Guarantees | Universal Life
Movement in Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Gross [Roll Forward]
Liability, beginning balance	4,394	4,195	3,691
Incurred	240	217	526
Paid	(29)	(18)	(22)
Liability, ending balance	4,605	4,394	4,195
Reinsurance recoverable asset, beginning balance	4,394	4,195	3,691
Incurred	240	217	526
Paid	(29)	(18)	(22)
Reinsurance recoverable asset, ending balance	4,605	4,394	4,195
Annuitization Benefit
Movement in Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Gross [Roll Forward]
Liability, beginning balance	16,382	13,970	14,324
Incurred	253	179	467
Paid	(486)	(319)	(821)
Liability, ending balance	16,149	13,830	13,970
Reinsurance recoverable asset, beginning balance	5,422	4,690	4,843
Incurred	4,845	78	122
Paid	(132)	(137)	(275)
Reinsurance recoverable asset, ending balance	$ 10,135	$ 4,631	$ 4,690